FORM 13F
FORM 13F COVER PAGE

"Report for Quarter Ended:  December 31, 2011"

"WealthTrust Fairport, LLC"
"3636 Euclid Avenue, Suite 2000"
"Cleveland, OH  44115"

13F File Number:  028-3921

Person Signing this Report on Behalf of Reporting Manager:

Name:  Paul A. Zappala
Title:  CCO and Director of Operations
Phone:  216-431-3845
"Signature, Place and Date of Signing:"

	"Paul A Zappala Cleveland, OH  February 15, 2012"

Report Type:  13F HOLDINGS REPORT

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  1

Form 13F Information Table Entry Total:  57

"Form 13F Information Table Value Total(x$1000):  $121468"

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     3536    43260 SH       SOLE                    43260
AT&T Inc.  New                 COM              00206r102     3240   107140 SH       SOLE                   107140
Abbott Laboratories            COM              002824100     3469    61697 SH       SOLE                    61697
Air Products & Chemicals Inc   COM              009158106     3633    42641 SH       SOLE                    42641
Alliance Bernstein Holding L.P COM              01881g106      174    13300 SH       SOLE                    13300
Altria Group Incorporated      COM              02209s103      148     5000 SH       SOLE                     5000
American Express Company       COM              025816109     2804    59455 SH       SOLE                    59455
Apache Corporation             COM              037411105     2974    32838 SH       SOLE                    32838
Apple Inc                      COM              037833100     3426     8460 SH       SOLE                     8460
Aurora Oil and Gas             COM                             104    30000 SH       SOLE                    30000
Automatic Data Processing Inc  COM              053015103     4210    77952 SH       SOLE                    77952
Baxter International Inc       COM              071813109     2038    41190 SH       SOLE                    41190
CVS Corporation                COM              126650100      232     5692 SH       SOLE                     5692
Cardinal Health Incorporated   COM              14149y108     2249    55370 SH       SOLE                    55370
Cedar Fair Lp                  COM              150185106      210     9786 SH       SOLE                     9786
Chevron Corporation            COM              166764100      361     3389 SH       SOLE                     3389
Cisco Systems Incorporated     COM              17275r102     1874   103675 SH       SOLE                   103675
Clorox Co                      COM              189054109     2267    34065 SH       SOLE                    34065
Coca-Cola Company              COM              191216100     3915    55950 SH       SOLE                    55950
Conagra Foods Incorporated     COM              205887102     2267    85880 SH       SOLE                    85880
Danaher Corp                   COM              235851102     2779    59075 SH       SOLE                    59075
Deere & Co                     COM              244199105     2973    38431 SH       SOLE                    38431
Emc Corporation                COM              268648102     3978   184660 SH       SOLE                   184660
Emerson Electric Company       COM              291011104      231     4961 SH       SOLE                     4961
Equifax Inc.                   COM              294429105     3994   103095 SH       SOLE                   103095
Express Scripts Incorporated   COM              302182100     3731    83490 SH       SOLE                    83490
Exxon Mobil Corporation        COM              30231g102     5107    60255 SH       SOLE                    60255
Fortress International Group I COM              34958d102       22    25000 SH       SOLE                    25000
Franklin Resources Incorporate COM              354613101     2039    21230 SH       SOLE                    21230
General Electric Company       COM              369604103      314    17531 SH       SOLE                    17531
Google Inc.                    COM              38259p508     3685     5705 SH       SOLE                     5705
Home Depot Incorporated        COM              437076102     1711    40705 SH       SOLE                    40705
Intel Corporation              COM              458140100      213     8769 SH       SOLE                     8769
International Business Machine COM              459200101     5324    28952 SH       SOLE                    28952
JPMorgan Chase & Company       COM              46625h100     1578    47465 SH       SOLE                    47465
Johnson & Johnson              COM              478160104      116     1767 SH       SOLE                     1767
Kimberly-Clark Corporation     COM              494368103     2620    35615 SH       SOLE                    35615
McDonalds Corporation          COM              580135101     3903    38904 SH       SOLE                    38904
Microsoft Corporation          COM              594918104     2470    95155 SH       SOLE                    95155
NXT Nutritionals Hldg Inc      COM                               1    39975 SH       SOLE                    39975
Nike Incorporated              COM              654106103     3055    31700 SH       SOLE                    31700
Norfolk Southern Corporation   COM              655844108     2514    34500 SH       SOLE                    34500
Omnicom Group Incorporated     COM              681919106     2879    64580 SH       SOLE                    64580
Peabody Energy Corp            COM              704549104     2441    73735 SH       SOLE                    73735
Pfizer Incorporated            COM              717081103      219    10137 SH       SOLE                    10137
Philip Morris Intl Inc         COM              718172109      188     2400 SH       SOLE                     2400
Plum Creek Timber Company Inc  COM              729251108      207     5650 SH       SOLE                     5650
Polyone Corporation            COM              73179p106      493    42689 SH       SOLE                    42689
Procter & Gamble Company       COM              742718109     3692    55350 SH       SOLE                    55350
Progressive Corporation        COM              743315103      290    14850 SH       SOLE                    14850
Schlumberger Limited           COM              806857108     2668    39058 SH       SOLE                    39058
Sherwin-Williams Company       COM              824348106     3155    35340 SH       SOLE                    35340
Snap-On Inc.                   COM              833034101     1084    21410 SH       SOLE                    21410
Stryker Corporation            COM              863667101     2056    41365 SH       SOLE                    41365
Sysco Corporation              COM              871829107     2146    73155 SH       SOLE                    73155
United Parcel SVC              COM              911312106     2027    27690 SH       SOLE                    27690
Wells Fargo & Company          COM              949746101     2433    88285 SH       SOLE                    88285